PIONEER
                             -----------------------
                                    PROTECTED
                                 PRINCIPAL PLUS
                                      FUND

                                     Annual
                                     Report

                                    12/31/02

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                     1
Schedule of Investments                       3
Financial Statements                         11
Notes to Financial Statements                17
Report of Independent Auditors               24
Trustees, Officers and Service Providers     25

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 12/31/02
--------------------------------------------------------------------------------

Dear Shareowners:
--------------------------------------------------------------------------------
We're happy to present Pioneer Protected Principal Plus Fund's first shareowner report covering the brief period from the Fund's inception on November 1, 2002, through its fiscal year-end on December 31, 2002. The introduction of this innovative fund, designed to protect your principal investment, while offering some potential for equity-based returns, underscores Pioneer's history of developing products to meet investor needs throughout market cycles.

In recent years, volatility in the equity markets has presented a dilemma for investors: how to build a portfolio that can grow over time - but without exposure to the losses that can occur during market dips. Pioneer Protected Principal Plus Fund was created to address these two seemingly incompatible goals. Using a quantitative model that is evaluated daily, the Fund will allocate investments between stocks and bonds based on a number of factors, including interest rate trends and stock market volatility. The Fund's equity manager John A. Carey and assistant manager Walter Hunnewell, Jr. - the same professionals who manage Pioneer Fund - will apply their value-oriented principles in selecting stocks of solid, large capitalization companies in building your Fund's equity component. The bond component of the Fund is managed by Pioneer's fixed-income team, led by Kenneth J. Taubes.

Investors who remain invested in the Fund for the full seven-year Guarantee Period and reinvest all Fund distributions are assured that their initial investment, plus a minimum annual return of 2.0% for Class A shares (equivalent to 14.9%* compounded return), will be returned to them. This guarantee is backed by Main Place Funding, LLC, an indirect subsidiary of Bank of America Corporation, a well established financial institution.

The basic Fund structure is defined by three phases: Offering Period, Guarantee Period and Post-Guarantee Period. The Offering Period for the Fund closed on December 18, 2002. During this period, the Fund raised more than $160 million in capital and invested in short-term debt instruments. The Fund's Guarantee Period began on December 20, 2002 and will stay in effect until December 21, 2009. At the close of the Offering Period, the Fund began investing in a mix of stocks, modeled after Pioneer Fund, and in bonds. However, because of prevailing low interest rates, the Fund was predominantly invested in fixed-income securities.

A Long History of Serving Investors

This year 2003 marks the 75th anniversary of the establishment of Pioneer Fund and Pioneer's founding. When we first opened for business in 1928, Calvin Coolidge was President and there were 48 states, not 50. At 120 million people, the U.S. population was less than half its current size. The nation's economic output, now measured in trillions of dollars, stood then at $97 billion. Both the depression of the 1930s and World War II lay in the future, as did the post-war economic resurgence and the baby boom.

-----------------
*Approxmiately 9.1% compounded return for Class B and C shares.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 12/31/02                                 (continued)
--------------------------------------------------------------------------------

Other wars followed, in Korea, Vietnam and the Persian Gulf, interspersed with recessions, recoveries and the inevitable market cycles.

Pioneer has been serving investors for nearly one-third of our nation's history. As one of the companies that created the mutual fund industry, we were among the first to make a professionally managed, diversified stock portfolio available to individual investors, conveniently and at low cost. Today, we offer dozens of investment choices along with retirement programs for individuals and businesses. Our funds are designed to suit investors whose comfort levels vary widely, whether their goals are immediate income, long-term growth or some combination of the two.

Like the country, Pioneer has grown tremendously since the 1920s. Two years ago, we became a subsidiary of UniCredito Italiano S.p.A., one of Europe's largest and most successful banking groups. As a result, our ability to serve our shareowners now includes access to global asset management expertise with multinational operations and a significant presence in eight countries. Pioneer Global Asset Management S.p.A. and its subsidiaries manage approximately $108 billion (as of December 31, 2002) under the name Pioneer Investments[RegTM], including $18.5 billion for U.S. investors.

We credit this impressive growth to three key factors. First, our investment approach has always relied on solid, fundamental research into the companies we invest in. Second, we consistently adhere to our core principle of looking for the most attractively valued securities. Finally, we owe our success in large measure to the thousands of investment professionals who recommend Pioneer funds to their clients. These professionals know that mutual funds built around Pioneer's disciplined, research-based approach may be appropriate for many investors.

In our next report to you, the Fund's Semiannual Report covering the first six months of 2003, you'll hear from your Fund's portfolio managers about how the Fund is performing. We'll also discuss how the portfolio is being structured to help meet Fund objectives.

All of us at Pioneer thank you for your confidence in us.

Sincerely,

/s/ Daniel T. Geraci

Daniel T. Geraci
Pioneer Investment Management, Inc.

The Fund's minimum 2.0% annual return applies to Class A shares only (after sales charges). Class B and Class C shares each offer a minimum annual return of 1.25% (Class B on entire purchase amount and Class C on amount after sales charge). Due to a financial warranty fee, the Fund's expenses are higher than those of most other mutual funds. Fund shares cannot be redeemed for the guaranteed amount unless they are held until the maturity date at the end of the seven-year guarantee period and all distributions are invested. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/02
--------------------------------------------------------------------------------

Shares                                                       Value
             COMMON STOCKS - 24.0%
             Energy - 2.2%
             Integrated Oil & Gas - 1.9%
  13,428     BP Amoco Plc (A.D.R.)                      $  545,848
  16,184     ChevronTexaco Corp.                         1,075,912
   4,749     ConocoPhillips                                229,804
  21,579     Exxon Mobil Corp.                             753,970
   4,486     Royal Dutch Petroleum Co.                     197,474
   4,926     Shell Transport & Trading Co. (A.D.R.)        191,720
                                                        ----------
                                                        $2,994,728
                                                        ----------
             Oil & Gas Drilling - 0.3%
   3,753     Schlumberger, Ltd.                         $  157,964
   8,064     Smith International, Inc.*                    263,048
   5,102     Transocean Offshore, Inc.                     118,366
                                                        ----------
                                                        $  539,378
                                                        ----------
             Total Energy                               $3,534,106
                                                        ----------
             Materials - 1.5%
             Aluminum - 0.2%
  13,869     Alcoa, Inc.                                $  315,936
                                                        ----------
             Commodity Chemicals - 0.4%
   3,343     Air Products & Chemicals, Inc.             $  142,913
   7,594     Dow Chemical Co.                              225,542
   6,978     E.I. du Pont de Nemours and Co.               295,867
                                                        ----------
                                                        $  664,322
                                                        ----------
             Diversified Chemicals - 0.1%
   3,313     PPG Industries, Inc.                       $  166,147
                                                        ----------
             Diversified Metals & Mining - 0.5%
   6,421     Phelps Dodge Corp.*                        $  203,225
   6,949     Rio Tinto Plc (A.D.R.)                        552,654
                                                        ----------
                                                        $  755,879
                                                        ----------
             Paper Products - 0.1%
   8,474     Meadwestvaco Corp.                         $  209,393
                                                        ----------
             Precious Metals & Minerals - 0.2%
   9,587     Newmont Mining Corp.                       $  278,311
                                                        ----------
             Total Materials                            $2,389,988
                                                        ----------

The accompanying notes are an integral part of these financial statements.    3

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/02                                   (continued)
--------------------------------------------------------------------------------

Shares                                                        Value
             Capital Goods - 1.7%
             Aerospace & Defense - 0.5%
   4,486     Boeing Co.                                  $  147,993
   7,389     General Dynamics Corp.                         586,465
                                                         ----------
                                                         $  734,458
                                                         ----------
             Electrical Components & Equipment - 0.1%
   3,138     Emerson Electric Co.                        $  159,567
     469     General Electric Co.                            11,420
                                                         ----------
                                                         $  170,987
                                                         ----------
             Industrial Conglomerates - 0.7%
     704     3M Co.                                      $   86,803
   4,222     Diebold, Inc.                                  174,031
   3,313     Illinois Tool Works, Inc.                      214,881
   4,164     Johnson Controls, Inc.                         333,828
   5,278     United Technologies Corp.                      326,919
                                                         ----------
                                                         $1,136,462
                                                         ----------
             Industrial Machinery - 0.4%
   6,421     Caterpillar, Inc.                           $  293,568
   8,474     Deere & Co.                                    388,533
                                                         ----------
                                                         $  682,101
                                                         ----------
             Total Capital Goods                         $2,724,008
                                                         ----------
             Commercial Services & Supplies - 0.7%
             Data Processing Services - 0.3%
   7,213     Automatic Data Processing, Inc.             $  283,110
   3,959     DST Systems, Inc.*                             140,742
   4,164     Fiserv, Inc.*                                  141,368
                                                         ----------
                                                         $  565,220
                                                         ----------
             Employment Services - 0.2%
  15,686     Robert Half Intl., Inc.*                    $  252,701
                                                         ----------
             Office Services & Supplies - 0.2%
   8,972     Canon, Inc. (A.D.R.)*                       $  330,618
                                                         ----------
             Total Commercial Services & Supplies        $1,148,539
                                                         ----------


4 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                  Value
             Transportation - 0.9%
             Airlines - 0.2%
  25,244     Southwest Airlines Co.                $  350,892
                                                   ----------
             Railroads - 0.6%
   7,594     Burlington Northern, Inc.             $  197,520
  27,560     Norfolk Southern Corp.                   550,924
   2,346     Union Pacific Corp.                      140,455
                                                   ----------
                                                   $  888,899
                                                   ----------
             Trucking - 0.1%
   2,668     United Parcel Service                 $  168,297
                                                   ----------
             Total Transportation                  $1,408,088
                                                   ----------
             Automobiles & Components - 0.5%
             Automobile Manufacturers - 0.5%
  24,540     Ford Motor Corp.                      $  228,222
   7,829     General Motors Corp.                     288,577
   6,172     PACCAR, Inc.                             284,714
                                                   ----------
             Total Automobiles & Components        $  801,513
                                                   ----------
             Consumer Durables & Apparel - 0.4%
             Housewares & Specialties - 0.1%
   5,073     Sony Corp. (A.D.R.)                   $  209,566
                                                   ----------
             Photographic Products - 0.3%
  11,493     Eastman Kodak Co.                     $  402,715
                                                   ----------
             Total Consumer Durables & Apparel     $  612,281
                                                   ----------
             Media - 1.5%
             Advertising - 0.2%
   6,187     Omnicom Group                         $  399,680
                                                   ----------
             Publishing - 1.3%
   3,020     Dow Jones & Co., Inc.                 $  130,555
   7,155     Gannett Co.                              513,729
  28,211     John Wiley & Sons, Inc.                  677,346
  11,493     McGraw-Hill Co., Inc.                    694,637
                                                   ----------
                                                   $2,016,267
                                                   ----------
             Total Media                           $2,415,947
                                                   ----------

The accompanying notes are an integral part of these financial statements.    5

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/02                                   (continued)
--------------------------------------------------------------------------------

Shares                                                 Value
             Retailing - 1.0%
             Department Stores - 0.1%
   6,597     May Department Stores Co.            $  151,599
                                                  ----------
             General Merchandise Stores - 0.7%
   4,486     Family Dollar Stores, Inc.           $  140,008
  19,967     Target Corp.                            599,010
   7,594     Wal-Mart Stores, Inc.                   383,573
                                                  ----------
                                                  $1,122,591
                                                  ----------
             Home Improvement Retail - 0.2%
   7,037     Lowe's Companies, Inc.               $  263,888
                                                  ----------
             Specialty Stores - 0.0%
   2,052     Barnes & Noble, Inc.*                $   37,080
                                                  ----------
             Total Retailing                      $1,575,158
                                                  ----------
             Food & Drug Retailing - 1.7%
             Drug Retail - 0.5%
   4,486     CVS Corp.                            $  112,015
  20,348     Walgreen Co.                            593,958
                                                  ----------
                                                  $  705,973
                                                  ----------
             Food Distributors - 0.2%
   4,046     Del Monte Foods Co.*                 $   31,158
  11,874     Sysco Corp.                             353,726
                                                  ----------
                                                  $  384,884
                                                  ----------
             Food Retail - 1.0%
  12,344     Campbell Soup Co.                    $  289,714
   6,597     General Mills, Inc.                     309,729
   9,060     H.J. Heinz Co., Inc.                    297,802
   3,929     Hershey Foods Corp.                     264,972
  19,292     Sara Lee Corp.                          434,263
                                                  ----------
                                                  $1,596,480
                                                  ----------
             Total Food & Drug Retailing          $2,687,337
                                                  ----------
             Food Beverage & Tobacco - 0.2%
             Soft Drinks - 0.2%
   9,705     PepsiCo, Inc.                        $  409,745
                                                  ----------
             Total Food Beverage & Tobacco        $  409,745
                                                  ----------


6  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                          Value
             Household & Personal Products - 0.7%
             Household Products - 0.7%
   9,529     Colgate-Palmolive Co.                         $  499,605
   6,421     Procter & Gamble Co.*                            551,821
                                                           ----------
             Total Household & Personal Products           $1,051,426
                                                           ----------
             Health Care Equipment & Supplies - 1.0%
             Health Care Distributors & Services - 0.8%
   8,971     Abbott Laboratories                           $  358,840
   7,066     Bristol-Myers Squibb Co.                         163,578
  13,604     Johnson & Johnson Co.                            730,671
                                                           ----------
                                                           $1,253,089
                                                           ----------
             Health Care Equipment - 0.2%
  11,229     Becton, Dickinson & Co.                       $  344,618
                                                           ----------
             Total Health Care Equipment & Supplies        $1,597,707
                                                           ----------
             Pharmaceuticals & Biotechnology - 1.7%
             Pharmaceuticals - 1.7%
   6,920     Eli Lilly & Co.                               $  439,420
  10,116     Merck & Co., Inc.                                572,667
   8,474     Novartis AG (A.D.R.)                             311,250
  11,288     Pfizer, Inc.                                     345,074
   2,997     Roche Holdings AG (A.D.R.)                       209,509
  35,769     Schering-Plough Corp.                            794,072
                                                           ----------
             Total Pharmaceuticals & Biotechnology         $2,671,992
                                                           ----------
             Banks - 2.1%
   3,019     Bank of America Corp.                         $  210,032
   5,307     First Tennessee National Corp.                   190,734
     675     Huntington Bancshares, Inc.                       12,629
  12,197     Mellon Bank Corp.                                318,464
  20,348     National City Corp.                              555,907
  11,493     State Street Corp.                               448,227
   8,209     SunTrust Banks, Inc.                             467,256
  17,592     The Bank of New York Co., Inc.                   421,504
   7,594     Washington Mutual, Inc.                          262,221
   6,421     Wells Fargo & Co.                                300,952
   3,020     Zions Bancorporation                             118,834
                                                           ----------
             Total Banks                                   $3,306,760
                                                           ----------

The accompanying notes are an integral part of these financial statements.    7

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/02                                   (continued)
--------------------------------------------------------------------------------

Shares                                                     Value
             Diversified Financials - 0.9%
             Diversified Financial Services - 0.9%
   6,889     American Express Co.                     $  243,526
   7,155     Federated Investors, Inc.*                  181,522
   8,972     Merrill Lynch & Co., Inc.                   340,486
   4,721     Morgan Stanley, Dean Witter & Co.           188,462
  15,129     T. Rowe Price Associates, Inc.              412,719
                                                      ----------
             Total Diversified Financials             $1,366,715
                                                      ----------
             Insurance - 1.0%
             Insurance Brokers - 0.3%
  10,409     Marsh & McLennan Co., Inc.               $  481,000
                                                      ----------
             Multi-Line Insurance - 0.2%
   7,154     American International Group, Inc.       $  413,859
                                                      ----------
             Property & Casualty Insurance - 0.5%
   8,209     Chubb Corp.                              $  428,510
   5,307     Safeco Corp.                                183,994
   4,721     St. Paul Companies, Inc.                    160,750
                                                      ----------
                                                      $  773,254
                                                      ----------
             Total Insurance                          $1,668,113
                                                      ----------
             Software & Services - 0.9%
             Application Software - 0.7%
   6,421     Adobe Systems, Inc.                      $  159,946
   6,978     BMC Software, Inc.*                         119,394
  11,200     Microsoft Corp.*                            579,040
   7,037     Synopsys, Inc.*                             324,757
                                                      ----------
                                                      $1,183,137
                                                      ----------
             Systems Software - 0.2%
   7,037     Computer Sciences Corp.*                 $  242,425
                                                      ----------
             Total Software & Services                $1,425,562
                                                      ----------


8  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                            Value
             Technology Hardware & Development - 1.9%
             Computer Hardware - 0.8%
   8,561     Dell Computer Corp.*                            $  228,921
  11,493     IBM Corp.                                          890,708
  29,495     Sun Microsystems, Inc.*                             91,729
                                                             ----------
                                                             $1,211,358
                                                             ----------
             Electronic Equipment & Instruments - 0.0%
   5,717     Veeco Instruments, Inc.*                        $   66,089
                                                             ----------
             Semiconductor Equipment - 0.3%
  22,341     Applied Materials, Inc.*                        $  291,103
   7,682     Novellus Systems, Inc.*                            215,711
                                                             ----------
                                                             $  506,814
                                                             ----------
             Semiconductors - 0.5%
  11,493     Altera Corp.*                                   $  141,824
  23,075     Intel Corp.                                        359,277
  20,348     Texas Instruments, Inc.                            305,423
                                                             ----------
                                                             $  806,524
                                                             ----------
             Telecommunications Equipment - 0.3%
  22,781     Motorola, Inc.                                  $  197,056
  14,601     Nokia Corp. (A.D.R.)                               226,316
                                                             ----------
                                                             $  423,372
                                                             ----------
             Total Technology Hardware & Development         $3,014,157
                                                             ----------
             Telecommunication Services - 1.0%
             Integrated Telecommunication Services - 1.0%
   3,343     Alltel Corp.                                    $  170,493
  21,726     BellSouth Corp.                                    562,052
  32,544     SBC Communications, Inc.                           882,268
                                                             ----------
             Total Telecommunication Services                $1,614,813
                                                             ----------
             Utilities - 0.5%
             Electric Utilities - 0.2%
   4,926     American Electric Power Co., Inc.*              $  134,628
     763     Consolidated Edison, Inc.                           32,672
   7,594     DPL, Inc.                                          116,492
     763     Southern Co.                                        21,662
                                                             ----------
                                                             $  305,454
                                                             ----------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/02                                   (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
                    Gas Utilities - 0.2%
       4,486        KeySpan Energy Corp.                           $    158,087
       4,926        Vectren Corp.                                       113,298
                                                                   ------------
                                                                   $    271,385
                                                                   ------------
                    Water Utilities - 0.1%
       4,310        American Water Works Co., Inc.                 $    196,019
                                                                   ------------
                    Total Utilities                                $    772,858
                                                                   ------------
                    TOTAL COMMON STOCKS
                    (Cost $38,597,672)                             $ 38,196,813
                                                                   ------------
   Principal
     Amount
                    U.S. GOVERNMENT OBLIGATION - 76.0%
                    Government - 76.0%
$156,100,000        U.S. Treasury Strip, Zero Coupon, 11/15/09     $120,844,035
                                                                   ------------
                    TOTAL U.S. GOVERNMENT OBLIGATION
                    (Cost $119,065,659)                            $120,844,035
                                                                   ------------
                    TOTAL INVESTMENT IN SECURITIES
                    (Cost $157,663,331)(a)                         $159,040,848
                                                                   ============

*  Non-income producing security.

(a) At December 31, 2002, the net unrealized gain on investments based on cost for federal income tax purposes of $157,748,381 was as follows:
    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                                 $1,958,980
    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                   (666,513)
                                                                              ----------
    Net unrealized gain                                                       $1,292,467
                                                                              ==========

    Purchases and sales of securities (excluding temporary cash investments) for the period ended December 31, 2002 aggregated $164,516,983 and $6,940,798, respectively.


10  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
BALANCE SHEET 12/31/02
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $157,663,331)      $159,040,848
  Cash                                                             134,574
  Receivables -
     Investment securities sold                                  4,114,701
     Fund shares sold                                              110,989
     Dividends and interest                                         19,185
                                                              ------------
       Total assets                                           $163,420,297
                                                              ------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                  $     18,154
     Dividends                                                      19,162
  Due to affiliates                                                171,629
  Accrued expenses                                                  78,106
                                                              ------------
       Total liabilities                                      $    287,051
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $161,825,536
  Accumulated net realized loss on investments                     (69,807)
  Net unrealized gain on investments                             1,377,517
                                                              ------------
       Total net assets                                       $163,133,246
                                                              ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $61,123,527/6,066,596 shares)             $      10.08
                                                              ============
  Class B (based on $67,973,995/6,746,460 shares)             $      10.08
                                                              ============
  Class C (based on $34,035,724/3,378,279 shares)             $      10.07
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($10.08 [divided by] 94.25%)                        $      10.69
                                                              ============
  Class C ($10.07 [divided by] 99.00%)                        $      10.17
                                                              ============


The accompanying notes are an integral part of these financial statements.   11

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Period from 11/1/02 (Commencement of Operations) to 12/31/02

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $131)             $19,185
  Interest                                                      233,874
                                                                -------
       Total investment income                                                $  253,059
                                                                              ----------
EXPENSES:
  Management fees                                               $54,551
  Transfer agent fees
   Class A                                                       12,300
   Class B                                                       13,980
   Class C                                                        5,760
  Distribution fees
   Class A                                                       11,729
   Class B                                                       51,901
   Class C                                                       23,776
  Administrative fees                                             3,125
  Financial warranty fee                                         45,446
  Custodian fees                                                  5,769
  Registration fees                                                 715
  Professional fees                                              18,338
  Printing                                                        6,960
  Fees and expenses of nonaffiliated trustees                     1,380
  Miscellaneous                                                     748
                                                                -------
       Total expenses                                                         $  256,478
                                                                              ----------
         Net investment loss                                                  $   (3,419)
                                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                            $  (69,604)
  Net unrealized gain on investments                                           1,377,517
                                                                              ----------
       Net gain on investments                                                $1,307,913
                                                                              ----------
       Net increase in net assets resulting from operations                   $1,304,494
                                                                              ==========


12  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period from 11/1/02 (Commencement of Operations) to 12/31/02

FROM OPERATIONS:
Net investment loss                                                      $     (3,419)
Net realized loss on investments                                              (69,604)
Net unrealized gain on investments                                          1,377,517
                                                                         ------------
  Net increase in net assets resulting from operations                   $  1,304,494
                                                                         ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
 Class A ($0.009 per share)                                              $    (52,130)
 Class B ($0.003 per share)                                                   (18,887)
 Class C ($0.004 per share)                                                   (13,172)
                                                                         ------------
  Total distributions to shareowners                                     $    (84,189)
                                                                         ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $162,729,712
Reinvestment of distributions                                                  65,027
Cost of shares repurchased                                                   (981,798)
                                                                         ------------
  Net increase in net assets resulting from fund share transactions      $161,812,941
                                                                         ------------
  Net increase in net assets                                             $163,033,246
NET ASSETS:
Beginning of period (initial capitalization - 10,000 shares)                  100,000
                                                                         ------------
End of period                                                            $163,133,246
                                                                         ============

                                    '02 Shares      '02 Amount
CLASS A
Shares sold                        6,085,318       $60,853,189
Reinvestment of distributions          4,232            42,658
Less shares repurchased              (26,288)         (263,007)
                                   ---------       -----------
  Net increase                     6,063,262       $60,632,840
                                   =========       ===========
CLASS B
Shares sold                        6,774,773       $67,747,728
Reinvestment of distributions          1,276            12,863
Less shares repurchased              (32,922)         (329,284)
                                   ---------       -----------
  Net increase                     6,743,127       $67,431,307
                                   =========       ===========
CLASS C
Shares sold                        3,412,884       $34,128,795
Reinvestment of distributions            944             9,506
Less shares repurchased              (38,882)         (389,507)
                                   ---------       -----------
  Net increase                     3,374,946       $33,748,794
                                   =========       ===========

The accompanying notes are an integral part of these financial statements.   13

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          11/1/02
                                                             to
                                                          12/31/02
CLASS A
Net asset value, beginning of period                       $10.000
                                                           -------
Increase from investment operations:
 Net investment income                                     $ 0.003
 Net realized and unrealized gain on investments             0.081
                                                           -------
  Net increase from investment operations                  $ 0.084
Distributions to shareowners:
 Net investment income                                      (0.009)
                                                           -------
Net increase in net asset value                            $ 0.075
                                                           -------
Net asset value, end of period                             $10.075
                                                           =======
Total return*                                                 0.89%
Ratio of net expenses to average net assets                   1.56%**
Ratio of net investment income to average net assets          0.41%**
Portfolio turnover rate                                        422%**
Net assets, end of period (in thousands)                   $61,124

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.


14  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          11/1/02
                                                            to
                                                         12/31/02
CLASS B
Net asset value, beginning of period                      $10.000
                                                          -------
Increase (decrease) from investment operations:
 Net investment loss                                      $(0.003)
 Net realized and unrealized gain on investments            0.082
                                                          -------
  Net increase from investment operations                 $ 0.079
Distributions to shareowners:
 Net investment income                                     (0.003)
                                                          -------
Net increase in net asset value                           $ 0.076
                                                          -------
Net asset value, end of period                            $10.076
                                                          =======
Total return*                                                0.83%
Ratio of net expenses to average net assets                  2.30%**
Ratio of net investment loss to average net assets          (0.31)%**
Portfolio turnover rate                                       422%**
Net assets, end of period (in thousands)                  $67,974

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.

The accompanying notes are an integral part of these financial statements.   15

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            11/1/02
                                                              to
                                                            12/31/02
CLASS C
Net asset value, beginning of period                        $10.000
                                                            -------
Increase (decrease) from investment operations:
 Net investment loss                                        $(0.002)
 Net realized and unrealized gain on investments              0.080
                                                            -------
  Net increase from investment operations                   $ 0.078
Distributions to shareowners:
 Net investment income                                       (0.004)
                                                            -------
Net increase in net asset value                             $ 0.074
                                                            -------
Net asset value, end of period                              $10.074
                                                            =======
Total return*                                                  0.74%
Ratio of net expenses to average net assets                    2.34%**
Ratio of net investment (loss) to average net assets          (0.27)%**
Portfolio turnover rate                                         422%**
Net assets, end of period (in thousands)                    $34,036

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.

16  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/02
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund (the Fund), organized as a Delaware business trust on October 2, 2001, is a diversified portfolio of Pioneer Protected Principal Trust which was registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, has agreed to pay all organizational costs of the Fund.

The life of the Fund is divided into three phases: an Offering Period (which ended on December 18, 2002), a Guarantee Period (from December 20, 2002 to December 21, 2009, (the "Maturity Date")) and a Post-Guarantee Period, which begins on or about December 22, 2009. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum annual compounded return on such amount (2.0% on Class A Shares and 1.25% on Class B and C Shares), less any extraordinary expenses and any amounts that PIM is obligated to pay under the Financial Warranty Agreement (see Note 3) and fails to do so in a timely manner. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Guarantee Period, the Fund's net asset value may decline below the guaranteed amount. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/02                               (continued)
--------------------------------------------------------------------------------

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. All discounts/premiums are accreted/amortized for financial reporting purposes. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.  Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2002 the Fund has reclassified $87,405 to decrease paid-in capital, $87,608 to decrease accumulated net investment loss, and $203 to increase accumulated net realized loss on investments. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the period ended December 31, 2002, were as follows.

-----------------------------------------------------------------------------
                                                            2002
-----------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                                          $84,189
   Long-term capital gain                                         -
                                                            -------
                                                            $84,189
                                                            -------

    The following shows components of distributable earnings on a federal income tax basis at December 31, 2002.

-----------------------------------------------------------------------------
                                                            2002
-----------------------------------------------------------------------------
  Undistributed ordinary income                             $   15,243
  Undistributed long-term gain                                       -
  Unrealized appreciation                                    1,292,467
                                                            ----------
  Total                                                     $1,307,710

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/02                               (continued)
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD earned no underwriting commissions on the sale of Fund shares during the period ended December 31, 2002.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the loaned securities and records gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    loaned securities. The value of loaned securities and collateral at period end is disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

The Fund pays PIM a fee for managing the Fund and to cover the cost of providing certain services to the Fund. PIM's annual fee during the Guarantee Period and the Post-Guarantee Period is equal to 0.70% of the Fund's average daily net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the Fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. During the Offering Period, PIM's annual fee was 0.25% of the Fund's average daily net assets. Accordingly, the combined aggregate management fee for the period from commencement of operations on November 1, 2002 through December 31, 2002 was 0.07% (0.43% annualized) of the Fund's average daily net assets. The fee is normally computed daily and paid monthly. PIM has contractually agreed not to impose all or a portion of its management fee and, if necessary, to assume other operating expenses of the Fund to the extent necessary to limit Fund expenses to 2.10%, 2.85% and 2.85% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Fund has agreed to repay PIM for its excess expenses previously reimbursed by PIM, so long as its annual expenses during that period do not exceed their expense limitation, and the repayments are made within three years after being incurred by PIM.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2002, $57,676 was payable to PIM related to management fees, administrative fees and certain other services.


3.  Financial Warranty Agreement

The Fund has entered into a Financial Warranty Agreement (the "Financial Warranty") with Main Place Funding, LLC to protect against the Fund having insufficient assets to redeem shares at the

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/02                             (continued)
--------------------------------------------------------------------------------

Guaranteed Amount on the Maturity Date. The value, if any, of the Financial Warranty, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note 1. The Fund, and not the Fund's shareowners, is the holder of the Financial Warranty, which will enable the Fund, assuming that the Fund complies with the conditions imposed under the Financial Warranty, and that Main Place Funding, LLC does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Main Place Funding, LLC will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date (subject to the terms of the Financial Warranty), whether or not shareowners redeem their shares on the Maturity date. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Warranty at any time without shareowner approval, subject to the agreement of Main Place Funding, LLC. The Fund will pay Main Place Funding, LLC an annual fee equal to 0.85% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Warranty. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Main Place Fund, LLC and its indirect parent, Bank of America Corporation.

4.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $26,548 in transfer agent fees payable to PIMSS at December 31, 2002.

5.  Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $87,405 in distribution fees payable to PFD at December 31, 2002.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended December 31, 2002, CDSCs in the amount of $11,480 were paid to PFD.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Protected Principal Plus Fund:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Protected Principal Plus Fund (the "Fund") as of December 31, 2002, and the related statement of operations, statement of changes in net assets and financial highlights for the period from November 1, 2002 (commencement of operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Protected Principal Plus Fund at December 31, 2002, and the results of its operations, the changes in its net assets and financial highlights for the period from November 1, 2002 (commencement of operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2003

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Auditors
Ernst & Young LLP

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 56 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address       Position Held With the Fund     Term of Office/Length of Service
John F. Cogan, Jr. (76)*    Chairman of the Board,          Trustee since October, 2001.
                            Trustee and President           Serves until retirement or removal.

*Mr. Cogan is an interested trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

---------------------------------------------------------------------------------------------------
Daniel T. Geraci (45)**     Trustee and                     Trustee since October, 2001.
                            Executive Vice President        Serves until retirement or removal.

**Mr. Geraci is an interested trustee because he is an officer, director and employee of the Fund's investment adviser and certain of its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address           Position Held With the Fund   Term of Office/Length of Service
Mary K. Bush (54)               Trustee                       Trustee since October, 2001.
3509 Woodbine Street,                                         Serves until retirement or removal.
Chevy Chase, MD 20815
-------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (76)    Trustee                       Trustee since October, 2001.
Boston University Healthcare                                  Serves until retirement or removal.
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215
-------------------------------------------------------------------------------
Margaret B.W. Graham (55)       Trustee                       Trustee since October, 2001.
1001 Sherbrooke Street West,                                  Serves until retirement or removal.
Montreal, Quebec, Canada
-------------------------------------------------------------------------------
Marguerite A. Piret (54)        Trustee                       Trustee since October, 2001.
One Boston Place, 28th Floor,                                 Serves until retirement or removal.
Boston, MA 02108
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                    Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset         Director of Harbor Global Company,
Management S.p.A. ("PGAM"); Non-Executive Chairman             Ltd.
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer and
the various Momentum Funds; Director, Pioneer
Alternative Investments; Director and Chairman of the
Supervisory Board of Pioneer Czech Investment Company,
a.s.; President of all of the Pioneer Funds; and Of Counsel
(since 2000, partner prior to 2000), Hale and Dorr LLP
(counsel to PIM-USA and the Pioneer Funds)
------------------------------------------------------------------------------------------------------
Director and CEO-US of PGAM since November 2001;               None
Director, Chief Executive Officer and President of
PIM-USA since October 2001; Director of Pioneer
Investment Management Shareholder Services, Inc.
("PIMSS") since October 2001; President and a
Director of Pioneer and Pioneer Funds Distributor, Inc.
("PFD") (Chairman) since October 2001; Executive Vice
President of all of the Pioneer Funds since October
2001; President of Fidelity Private Wealth Management
Group from 2000 through October 2001; and Executive
Vice President-Distribution and Marketing of Fidelity
Investments Institutional Services and Fidelity
Investments Canada Ltd. prior to 2000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                  Other Directorships Held by this Trustee
President, Bush International (international financial       Director and/or Trustee of Brady
advisory firm)                                               Corporation (industrial identification
                                                             and specialty coated material products
                                                             manufacturer), Mortgage Guaranty
                                                             Insurance Corporation, R.J. Reynolds
                                                             Tobacco Holdings, Inc. (tobacco) and
                                                             Student Loan Marketing Association
                                                             (secondary marketing of student loans)
------------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care               None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University
------------------------------------------------------------------------------------------------------
Founding Director, The Winthrop Group, Inc. (consulting      None
firm); Professor of Management, Faculty of Management,
McGill University
------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &      None
Company, Inc. (investment banking firm)
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address     Position Held With the Fund   Term of Office/Length of Service
Stephen K. West (74)      Trustee                       Trustee since October, 2001.
125 Broad Street,                                       Serves until retirement or removal.
New York, NY 10004
-------------------------------------------------------------------------------------------
John Winthrop (66)        Trustee                       Trustee since October, 2001.
One North Adgers Wharf,                                 Serves until retirement or removal.
Charleston, SC 29401

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Name, Age and Address      Position Held With the Fund   Term of Office/Length of Service
Joseph P. Barri (56)       Secretary                     Since October, 2001.
                                                         Serves at the discretion of Board.
-------------------------------------------------------------------------------------------
Dorothy E. Bourassa (55)   Assistant Secretary           Since October, 2001.
                                                         Serves at the discretion of Board.
-------------------------------------------------------------------------------------------
Vincent Nave (57)          Treasurer                     Since October, 2001.
                                                         Serves at the discretion of Board.
-------------------------------------------------------------------------------------------
Luis I. Presutti (37)      Assistant Treasurer           Since October, 2001.
                                                         Serves at the discretion of Board.
-------------------------------------------------------------------------------------------
Gary Sullivan (44)         Assistant Treasurer           Since May, 2002.
                                                         Serves at the discretion of Board.
-------------------------------------------------------------------------------------------
Alan Janson (31)           Assistant Treasurer           Since July, 2002.
                                                         Serves at the discretion of Board.
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    Other Directorships Held by this
Principal Occupation During Past Five Years         Trustee
Senior Counsel, Sullivan & Cromwell (law firm)      Director, The Swiss Helvetia
                                                    Fund, Inc. (closed-end investment
                                                    company), and AMVESCAP PLC
                                                    (investment managers)
-------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                None
(private investment firm)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Other Directorships Held by this
Principal Occupation During Past Five Years                        Trustee
Partner, Hale and Dorr LLP; Secretary of all of the Pioneer        None
Funds
---------------------------------------------------------------------------------------------------
Secretary of PIM-USA: Senior Vice President-Legal of               None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Assistant Secretary of all of the Pioneer Funds since November 2000; Senior Counsel,
Assistant Vice President and Director of Compliance of PIM-
USA from April 1998 through October 2000; Vice President
and Assistant General Counsel, First Union Corporation from
December 1996 through March 1998
---------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody         None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
---------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration           None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
---------------------------------------------------------------------------------------------------
Fund Accounting Manager-Fund Accounting, Administration            None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002
---------------------------------------------------------------------------------------------------
Manager, Valuation Risk and Information Technology-Fund            None
Accounting, Administration and Custody Services of Pioneer
since March 2002; and Assistant Treasurer of all of the
Pioneer Funds since July 2002; Manager, Valuation Risk and
Performance Reporting of Pioneer from June 2000 to
February 2002; Member of Pioneer Pricing Group from
1996 to 2000 (promoted to Manager in 1998)
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

[LOGO]
Pioneer Investment Management, Inc.                                12992-00-0203
60 State Street                         (C) 2003 Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                  Underwriter of Pioneer mutual funds
www.pioneerfunds.com                  [recycle symbol] Printed on Recycled Paper